Pay vs Performance Disclosure - USD ($)		1 Months Ended	5 Months Ended	12 Months Ended				19 Months Ended
		Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
															Value of Initial
	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)						Compensation Actually Paid to PEO(2)						Average Summary Compensation Table Total for Non-PEO	Average Compensation Actually Paid to Non-PEO	Fixed $100 Investment Based on Total Stockholder	Net Income (Loss)
Year	James A. Mish		John J. Miller		Lawrence D. Firestone		James A. Mish		John J. Miller		Lawrence D. Firestone		NEOs(1)	NEOs(3)	Return(4)	($000’s)(5)
2024	$	N/A	$	N/A		$426,678	$	N/A	$	N/A		$426,678	$234,702	$(334,676)	$0.01	$(15,164)
2023		$706,778		$221,468		$32,692		$(529,515)		$25,450		$32,692	$707,165	$425,756	$0.56	$(140,775)
2022		$4,011,094	$	N/A	$	N/A		$1,495,978	$	N/A	$	N/A	$888,087	$411,232	$42	$(59,801)
2021		$2,534,464	$	N/A	$	N/A		$2,829,984	$	N/A	$	N/A	$1,301,446	$1,492,488	$140	$(32,609)

Adjustment To PEO Compensation, Footnote [Text Block]

Year	PEO	Less: Total Equity Compensation	Plus: Value Of Awards Granted During Current Year	Plus (Less): Year over Year Change in Fair Value Of Unvested Awards	Plus (Less): Vesting Date Value Of Awards that Vested During Current Year	Less: Value of Awards Forfeited During Current Year	Total Adjustments
2024	Lawrence D. Firestone	$—	$—	$—	$—	$—	$—
2023	James A. Mish	$(357,904)	$—	$—	$(37,677)	$(840,712)	$(1,236,293)
2023	John. J. Miller	$—	$—	$(191,179)	$(4,839)	$—	$(196,019)
2023	Lawrence D. Firestone	$—	$—	$—	$—	$—	$—
2022	James A. Mish	$(3,025,989)	$1,272,573	$(650,700)	$(111,000)	$—	$(2,515,116)
2021	James A. Mish	$(1,440,000)	$1,390,500	$—	$345,000	$—	$295,500

Non-PEO NEO Average Total Compensation Amount				$ 234,702	$ 707,165	$ 888,087	$ 1,301,446
Non-PEO NEO Average Compensation Actually Paid Amount	[1]			$ (334,676)	425,756	411,232	1,492,488
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)	The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our non-PEO NEO’s:

Year	Less: Total Equity Compensation	Plus: Value Of Awards Granted During Current Year	Plus (Less): Year over Year Change in Fair Value Of Unvested Awards	Plus (Less): Vesting Date Value Of Awards that Vested During Current Year	Plus: Value of Award Granted and Vested During Current Year	Total Adjustments
2024	$—	$—	$—	$—	$(567,378)	$(569,378)
2023	$(161,568)	$1,140	$(117,994)	$(2,987)	$—	$(281,409)
2022	$(396,380)	$160,417	$(52,056)	$(227,908)	$39,072	$(476,855)
2021	$(736,317)	$648,900	$159,275	$119,184	$—	$191,042

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

PEO and Non-PEO NEO Compensation Actually Paid and Company Total Stockholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s TSR over the period covering fiscal years 2021 to 2024. A large component of our executive compensation is equity-based to align compensation with performance, but also includes other appropriate incentives such as cash bonuses that are designed to incentivize our executives to achieve annual corporate goals. We believe the equity-based compensation strongly aligns our PEO and Non-PEO NEOs’ interests with those of our stockholders to maximize long-term value and encourages long-term employment.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income (Loss)

Due to the nature of our Company’s consolidated financial statements and primary focus on research and development for utilizing plant technologies to improve health and wellness with reduced nicotine tobacco, our Company has not historically utilized net income (loss) as a performance measure for our executive compensation program. From 2022 to 2024, our net loss increased and the Compensation Actually Paid to our PEO and Non-PEO NEOs decreased between those years.

Total Shareholder Return Amount	[2]			$ 0.01	0.56	42	140
Net Income (Loss) Attributable to Parent	[3]			$ (15,164,000)	(140,775,000)	(59,801,000)	(32,609,000)
PEO Name		Lawrence D. Firestone	John J. Miller	Lawrence D. Firestone				James A. Mish
Total Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(161,568)	(396,380)	(736,317)
Value of Awards Granted During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,140	160,417	648,900
Year Over Year Change In Fair Value of Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(117,994)	(52,056)	159,275
Vesting Date Value of Awards That Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(2,987)	(227,908)	119,184
Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(569,378)	(281,409)	(476,855)	191,042
Value of Awards Granted and Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(567,378)		39,072
Lawrence D Firestone [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				426,678	32,692
PEO Actually Paid Compensation Amount	[4]			426,678	32,692
Lawrence D Firestone [Member] | Total Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lawrence D Firestone [Member] | Value of Awards Granted During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lawrence D Firestone [Member] | Year Over Year Change In Fair Value of Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lawrence D Firestone [Member] | Vesting Date Value of Awards That Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lawrence D Firestone [Member] | Value of Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lawrence D Firestone [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
James A Mish [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					706,778	4,011,094	2,534,464
PEO Actually Paid Compensation Amount	[4]				(529,515)	1,495,978	2,829,984
James A Mish [Member] | Total Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(357,904)	(3,025,989)	(1,440,000)
James A Mish [Member] | Value of Awards Granted During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						1,272,573	1,390,500
James A Mish [Member] | Year Over Year Change In Fair Value of Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(650,700)
James A Mish [Member] | Vesting Date Value of Awards That Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(37,677)	(111,000)	345,000
James A Mish [Member] | Value of Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(840,712)
James A Mish [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,236,293)	$ (2,515,116)	$ 295,500
John J Miller [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					221,468
PEO Actually Paid Compensation Amount	[4]				25,450
John J Miller [Member] | Total Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John J Miller [Member] | Value of Awards Granted During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John J Miller [Member] | Year Over Year Change In Fair Value of Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(191,179)
John J Miller [Member] | Vesting Date Value of Awards That Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(4,839)
John J Miller [Member] | Value of Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
John J Miller [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ (196,019)

[1]	The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our non-PEO NEO’s:
[2]	Total Stockholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in XXII common stock on January 1, 2021.
[3]	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.
[4]	During 2024, Lawrence D. Firestone was our PEO and our non-PEO NEOs were R. Hugh Kinsman, John J. Miller, Daniel A. Otto, Jonathan Staffeldt, Robert Manfredonia and Scott Marion. From January 2022 through July 2023, James A. Mish was our PEO and our non-PEO NEOs for 2023 were R. Hugh Kinsman, John J. Miller, and Peter Ferola. Additionally, from July 2023 through November 2023, John J. Miller served as interim chief executive officer and PEO. For the period December 1, 2023 through December 31, 2023, our PEO was Lawrence D. Firestone. Our non-PEO NEO’s for 2022 were John Franzino, Michael J. Zercher, R. Hugh Kinsman, John J. Miller and Richard Fitzgerald. The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for PEO: